Retirement benefits - Summary of Remeasurements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Actuarial (losses)/gains on obligations:
Total	$ (2,375)	$ 27,943	$ 2,001
Return on plan assets in excess/(shortage) of interest income	1,243	(20,612)	8,185
Other movements	44	(349)	5
Total remeasurements	(1,088)	6,982	10,191
Pensions
Actuarial (losses)/gains on obligations:
Due to changes in financial assumptions	(1,513)	28,840	1,915
Due to experience adjustments	(491)	(2,956)	136
Due to changes in demographic assumptions	(299)	27	(320)
OPEB
Actuarial (losses)/gains on obligations:
Due to changes in financial assumptions	(264)	527	59
Due to experience adjustments	230	1,480	322
Due to changes in demographic assumptions	(38)	$ 25	$ (111)
Adjustments for prescription drug rebates	$ 782